7. Related Party Transactions (Details Narrative) - USD ($)	Mar. 31, 2020	Jun. 30, 2019	Jun. 30, 2018
Accounts payable and accrued liabilities – related parties	$ 363,274	$ 417,133	$ 37,469
Management Fees [Member]
Accounts payable and accrued liabilities – related parties		$ 27,000